Financial Instruments - Summary of Impact of Strengthening and Weakening of Foreign Currency On Income After Tax and Other Comprehensive Income After Tax (Parentheticals) (Detail)	12 Months Ended
Dec. 31, 2021
United States of America, Dollars
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Percentage strengthening of foreign currency	10.00%
Percentage weakening of foreign currency	(10.00%)
Euro Member Countries, Euro
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Percentage strengthening of foreign currency	10.00%
Percentage weakening of foreign currency	(10.00%)
Japan, Yen
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Percentage strengthening of foreign currency	10.00%
Percentage weakening of foreign currency	(10.00%)
China, Yuan Renminbi
Impact Of Strengthening And Weakening Of Foreign Currency On Income After Tax And Other comprehensive Income After Tax [Line Items]
Percentage strengthening of foreign currency	10.00%
Percentage weakening of foreign currency	(10.00%)